Share Capital (Schedule Of Common Stock Issued And Outstanding) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Capital [Abstract]
Common Shares Outstanding, Beginning of Year, Shares		741,200,000	740,900,000
Stock Issued During Period, Shares, New Issues	85,616,500	98,400,000
Common Stock, Shares, Issued		849,800,000	741,200,000
Common Shares Issued under Dividend Reinvestment Plan, Shares		10,246,221	240,839
Common Shares Outstanding, End of Year, Shares		849,800,000	741,200,000	740,900,000
Common Shares Outstanding, Beginning of Year		$ 2,450	$ 2,445
Stock Issued During Period, Value, New Issues		1,098
Common Stock, Value, Issued		3,621	2,450
Common Shares Issued under Dividend Reinvestment Plan		73	5	$ 93
Common Shares Outstanding, End of Year		$ 3,621	$ 2,450	$ 2,445